Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Summary of Capitalized Costs, Along with the related Accumulated Depreciation and Allowances (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Argentina [member]
Disclosure of information about consolidated entities [line items]
Mineral property, wells and related equipment	$ 28,164	$ 53,052	$ 49,698
Support equipment and facilities	2,138	2,257	1,827
Drilling and work in progress	3,916	3,774	2,638
Unproved oil and gas properties	186	264	173
Total capitalized costs	34,404	59,347	54,336
Accumulated depreciation and valuation allowances	(23,602)	(48,382)	(43,440)
Net capitalized costs	10,802	10,965	10,896
Worldwide [member]
Disclosure of information about consolidated entities [line items]
Mineral property, wells and related equipment	28,164	53,052	49,698
Support equipment and facilities	2,138	2,257	1,827
Drilling and work in progress	3,916	3,774	2,638
Unproved oil and gas properties	186	264	173
Total capitalized costs	34,404	59,347	54,336
Accumulated depreciation and valuation allowances	(23,602)	(48,382)	(43,440)
Net capitalized costs	$ 10,802	$ 10,965	$ 10,896